AMOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Trade and Other Receivables
Amounts receivable consist of rent receivables, trade receivables, income tax recoverable and other receivables.

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Rent receivables	$3,083	$3,581
Trade receivables	4,606	2,975
Income tax recoverable	1,843	4,138
Other receivables(1)	18,430	14,290
Total amounts receivable	$27,962	$24,984
(1) Other receivables are comprised of amounts due from affiliates and various amounts recoverable from third parties.